Leases (Details) $ in Thousands	Jun. 01, 2023 USD ($) ft²	Jan. 25, 2022 USD ($) ft²	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Lease [Line Items]
Right-of-use assets			$ 16,347	$ 14,268
Office Space | Rolle
Disclosure Of Lease [Line Items]
Area of office space gained access under lease (in sq ft) | ft²		21,258
Right-of-use assets		$ 4,500
Lease liabilities		$ 4,500
Office Space | Bidart, France
Disclosure Of Lease [Line Items]
Right-of-use assets	$ 2,300
Lease liabilities	$ 2,300
Lease term	108 months
Area of office space leased (in sq ft) | ft²	13,509
Office Space | Bidart, France | Year 2023
Disclosure Of Lease [Line Items]
Expected lease commitments	$ 100
Office Space | Bidart, France | Year 2024
Disclosure Of Lease [Line Items]
Expected lease commitments	$ 300